Pension, Savings, and Other Employee Benefits - Schedule of Fair Value of Plan Assets (Details) - Pension Benefits - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 730,953	$ 811,244	$ 778,872
Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	13,855	21,152
U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	28,626	27,173
Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	688,472	762,919
Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	13,855	21,152
Level 1 | Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	13,855	21,152
Level 1 | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 1 | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	717,098	790,092
Level 2 | Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 2 | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	28,626	27,173
Level 2 | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	688,472	762,919
Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	$ 0